Equity - Schedule of movements in hedging and exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reserves within equity [line items]
Beginning balance	£ 8,431	£ 8,440	£ 10,156
Other comprehensive income/(loss)	1,482	(865)	(164)
Transfers from other retained earnings			0
Ending balance	9,514	8,431	8,440
Cost of hedging reserve	22	22	30
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance	113	93	(37)
Other comprehensive income/(loss)	(87)	20	125
Transfers from other retained earnings			5
Ending balance	26	113	93
Exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(1,694)	(1,022)	(781)
Other comprehensive income/(loss)	622	(672)	(241)
Transfers from other retained earnings			0
Ending balance	(1,072)	(1,694)	(1,022)
Hedging and exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(1,581)	(929)	(818)
Other comprehensive income/(loss)	535	(652)	(116)
Transfers from other retained earnings			5
Ending balance	£ (1,046)	£ (1,581)	£ (929)